Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties (Abstract)
Balances and Transactions with Related Parties (Table Text Block)
Consolidated Balance Sheets	As of December 31, 2014	As of December 31, 2013
Assets:
Hire receivable (c)	$55	$667
Due from related parties	55	667
Advances for vessels under construction (f)	66,641
Total assets	$66,696	$667
Liabilities:
Manager - payments on behalf of the Partnership (a)	$16,517	$12,333
Management fee payable to CSM (b)	980	1,353
Due to related parties	$17,497	$13,686
Deferred revenue - current (e)	6,020	5,198
Total liabilities	$23,517	$18,884

		For the year ended December 31,
Consolidated Statements of Income	2014	2013	2012
Revenues (c)	$72,870	$54,974	$69,938
Voyage expenses	338	314	554
Vessel operating expenses	13,315	17,039	23,634
General and administrative expenses (d)	2,996	3,052	3,092

Charter Agreements (Table Text Block)
Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	09/2012	09/2013	$13.5 ($13.3)
M/T Agisilaos	1 TC	09/2013	09/2014	$14.3 ($14.1)
M/T Agisilaos	1 TC	09/2014	08/2015	$14.3 ($14.1)
M/T Axios	1 TC	06/2012	06/2013	$14.0 ($13.8)
M/T Axios	1 TC	06/2013	07/2014	$14.8 ($14.6)
M/T Axios	1 TC	07/2014	06/2015	$14.8 ($14.6)
M/T Arionas	1 TC	11/2012	11/2013	$13.8 ($13.6)
M/T Arionas	1 TC	11/2013	12/2014	$14.3 ($14.1)
M/T Arionas	1.2 TC	12/2014	01/2016	$15.0 ($14.8)
M/T Alkiviadis	1 TC	07/2012	07/2013	$13.4 ($13.2)
M/T Alkiviadis	1 TC	07/2013	09/2014	$14.3 ($14.1)
M/T Amore Mio II	1 TC	12/2013	01/2015	$17.0 ($16.8)
M/T Avax	1 TC	05/2012	05/2013	$14.0 ($13.8)
M/T Avax	1 TC	05/2013	10/2013	$14.8 ($14.6)
M/T Avax	1 TC	09/2014	08/2015	$14.8 ($14.6)
M/T Akeraios	1 TC	07/2012	07/2013	$14.0 ($13.8)
M/T Akeraios	1.5 TC	07/2013	01/2015	$15.0 ($14.8)
M/T Apostolos	1 TC	09/2012	10/2013	$14.0 ($13.8)
M/T Apostolos	1.2 to 1.5 TC	10/2013	04/2015	$14.9 ($14.7)
M/T Anemos I	1.2 to 1.5 TC	12/2013	02/2015	$14.9 ($14.7)
M/T Aristotelis	1.5 to 2 TC	12/2013	06/2015	$17.0 ($16.8)
M/T Amoureux	1┼1 TC	10/2011	01/2014	$20.0┼$24.0 ($19.8┼$23.7)
M/T Amoureux	1 TC	01/2014	01/2015	$24.0 ($23.7)
M/T Aias	1┼1 TC	11/2011	12/2013	$20.0┼$24.0 ($19.8┼$23.7)
M/T Aias	1 TC	12/2013	02/2015	$24.0 ($23.7)
M/T Agamemnon II	1 TC	03/2013	10/2013	$14.5
M/T Assos	1 TC	06/2014	05/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2014	04/2015	$14.8 ($14.6)